Lease and Commitments - Schedule of Maturity Analysis of Operating Lease Liabilities (Details) - USD ($)	Dec. 31, 2020	Mar. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
2021	$ 6,614	$ 24,936
2022	26,634	24,936
2023	27,167	24,936
2024	27,710	24,936
2025	28,265	24,936
Thereafter	48,305	29,092
Total	164,695	153,772
Less: Amount representing interest	(345)	(5,080)
Present value of lease liabilities	$ 164,350	$ 148,692